LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.83%
INVESTMENT COMPANIES–95.83%
Equity Funds–68.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	604,160	$ 40,917,911
LVIP MFS Value Fund	5,453,791	233,160,483
LVIP SSGA Mid-Cap Index Fund	3,639,879	38,651,877
LVIP SSGA S&P 500 Index Fund	15,386,536	337,934,498
LVIP SSGA Small-Cap Index Fund	1,943,762	54,221,237
LVIP SSGA Small-Mid Cap 200 Fund	3,837,233	37,927,213
LVIP T. Rowe Price Growth Stock Fund	4,148,305	243,567,749
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,119,589	65,679,715
LVIP Wellington Mid-Cap Value Fund	2,941,565	59,887,316
		1,111,947,999
Fixed Income Funds–26.75%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Bond Fund	7,972,107	118,098,800
LVIP JPMorgan High Yield Fund	3,488,238	36,553,244
LVIP PIMCO Low Duration Bond Fund	1,791,313	18,343,045
LVIP SSGA Bond Index Fund	11,351,940	138,868,284
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Short-Term Bond Index Fund	627,689	$ 6,619,606
LVIP Western Asset Core Bond Fund	10,936,118	118,066,333
		436,549,312
Global Equity Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,995,671	15,743,847
		15,743,847
Total Affiliated Investments (Cost $1,301,572,874)		1,564,241,158
UNAFFILIATED INVESTMENT–2.66%
INVESTMENT COMPANY–2.66%
Money Market Fund–2.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	43,457,151	43,457,151
Total Unaffiliated Investment (Cost $43,457,151)		43,457,151

TOTAL INVESTMENTS–98.49% (Cost $1,345,030,025)	1,607,698,309
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.51%	24,569,594
NET ASSETS APPLICABLE TO 144,063,089 SHARES OUTSTANDING–100.00%	$1,632,267,903

✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
3,361	U.S. Treasury 5 yr Notes	$423,591,031	$423,504,829	12/31/20	$86,202	$—
Equity Contracts:
(450)	E-mini Russell 2000 Index	(33,849,000)	(33,321,657)	12/18/20	—	(527,343)
(1,341)	E-mini S&P 500 Index	(224,751,600)	(220,440,292)	12/18/20	—	(4,311,308)
(231)	E-mini S&P MidCap 400 Index	(42,871,290)	(42,123,779)	12/18/20	—	(747,511)
					—	(5,586,162)
Total Futures Contracts					$86,202	$(5,586,162)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,564,241,158	$—	$—	$1,564,241,158
Unaffiliated Investment Company	43,457,151	—	—	43,457,151
Total Investments	$1,607,698,309	$—	$—	$1,607,698,309
Derivatives:
Assets:
Futures Contract	$86,202	$—	$—	$86,202
Liabilities:
Futures Contracts	$(5,586,162)	$—	$—	$(5,586,162)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.83%@
Equity Funds-68.12%@
✧✧LVIP Baron Growth Opportunities Fund	$49,183,298	$11,220,400	$25,584,655	$3,003,917	$3,094,951	$40,917,911	604,160	$839,869	$—
✧✧LVIP MFS Value Fund	213,916,694	58,406,120	26,997,974	(3,727,036)	(8,437,321)	233,160,483	5,453,791	41,043	—
✧✧LVIP SSGA Mid-Cap Index Fund	58,369,123	15,909,092	32,367,395	(4,597,103)	1,338,160	38,651,877	3,639,879	1,099,692	—
✧✧LVIP SSGA S&P 500 Index Fund	296,730,504	69,078,158	48,225,520	(4,148,661)	24,500,017	337,934,498	15,386,536	2,109,166	—
✧✧LVIP SSGA Small-Cap Index Fund	61,409,156	15,893,427	19,395,200	(3,280,882)	(405,264)	54,221,237	1,943,762	1,680,631	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	45,657,774	15,330,009	17,751,255	(4,467,350)	(841,965)	37,927,213	3,837,233	237,418	—
✧✧LVIP T. Rowe Price Growth Stock Fund	213,278,243	37,329,508	48,286,830	1,281,178	39,965,650	243,567,749	4,148,305	5,138,700	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	60,877,126	17,863,817	16,545,937	(922,339)	4,407,048	65,679,715	2,119,589	3,270,836	—
✧✧LVIP Wellington Mid-Cap Value Fund	61,691,269	28,028,505	14,943,916	(3,680,141)	(11,208,401)	59,887,316	2,941,565	4,253,789	—
Fixed Income Funds-26.75%@
✧✧LVIP Delaware Bond Fund	101,748,058	35,775,805	26,804,272	(766,704)	8,145,913	118,098,800	7,972,107	—	—
✧✧LVIP JPMorgan High Yield Fund	33,802,878	7,547,765	4,434,617	(548,767)	185,985	36,553,244	3,488,238	53,857	—
✧✧LVIP PIMCO Low Duration Bond Fund	25,922,684	2,698,647	10,897,402	(202,642)	821,758	18,343,045	1,791,313	30,827	—
✧✧LVIP SSGA Bond Index Fund	126,111,100	37,608,836	32,765,184	116,095	7,797,437	138,868,284	11,351,940	40,640	—
✧✧LVIP SSGA Short-Term Bond Index Fund	6,016,649	2,002,927	1,524,330	(43,798)	168,158	6,619,606	627,689	14,572	—
✧✧LVIP Western Asset Core Bond Fund	102,759,269	29,373,017	20,375,249	(476,391)	6,785,687	118,066,333	10,936,118	—	—
Global Equity Fund-0.96%@
✧✧LVIP BlackRock Global Real Estate Fund	14,977,658	5,407,185	2,144,552	(355,751)	(2,140,693)	15,743,847	1,995,671	1,041,089	—
Total	$1,472,451,483	$389,473,218	$349,044,288	$(22,816,375)	$74,177,120	$1,564,241,158		$19,852,129	$—

@ As a percentage of Net Assets as of September 30, 2020.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–4